Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Abstract]
Balance at beginning of year	$ 11,880	$ 13,607	$ 13,046
Subsequent reversal and utilization of valuation allowance	(263)	(94)	(81)
Changes to valuation allowance	405	1,158	575
Expirations	(942)	(1,731)	(221)
Exchange differences	(16)	(1,060)	288
Balance at end of year	$ 11,064	$ 11,880	$ 13,607